Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Transactions
Amount paid for services received from related party	€ 17,299	€ 13,029
Balances
Accounts receivable	65		€ 977
Accounts payable	€ 47,436		€ 34,170